Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables

	2023	2022
	(in € millions)
Trade receivables	607	509
Less: allowance for expected credit losses	(5)	(7)
Trade receivables – net	602	502
Other	256	188
Total	858	690
Trade receivables are non-interest bearing and generally have 30-day payment terms. Due to their comparatively short maturities, the carrying value of trade and other receivables approximate their fair value.
The aging of the Group’s net trade receivables is as follows:

	2023	2022
	(in € millions)
Current	411	317
Overdue 1 – 30 days	92	91
Overdue 31 – 60 days	53	49
Overdue 60 – 90 days	26	19
Overdue more than 90 days	20	26
	602	502
The movements in the Group’s allowance for expected credit losses are as follows:

	2023	2022
	(in € millions)
At January 1	7	6
Provision for expected credit losses	4	8
Reversal of unutilized provisions	(1)	(2)
Receivables written off	(5)	(5)
At December 31	5	7
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables mentioned above. The Group does not hold any collateral as security.